Loan Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2025
Loan Receivable, Net [Abstract]
Schedule of Loan receivable, net	Loan receivable, net consisted of the following:
	As of March 31,
	2025	2024
Loan receivable	$128,536	$—
Less: allowance for expected credit loss	(1,355)	—
	$127,181	$—

Schedule of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	As of March 31,
	2025	2024
Balance at beginning of the year	$—	$—
Provision	1,353	—
Exchange difference	2	—
Balance at end of the year	$1,355	$—